Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Schedule of Preliminary Purchase Price	The composition of the preliminary purchase price is as follows:
Cash	$10,829,893
Deferred cash payments	905,109
Total purchase consideration	$11,735,002

Schedule of Preliminary Purchase Price	The composition of the purchase price is as follows:
Cash	$315,289
Indemnity restricted stock units for shares of common stock	500,000
Total purchase consideration	$815,289

Petametrics Inc [Member]
Business Acquisition [Line Items]
Schedule of Preliminary Purchase Price
Cash (including $35,000 of transaction related costs)	$335,000
Restricted stock	167,500
Deferred cash payments	419,387
Deferred restricted stock	335,000
Total purchase consideration	$1,256,887

The composition of the purchase price is as follows:
Cash	$315,289
Indemnity restricted stock units for shares of common stock	500,000
Total purchase consideration	$815,289

Summary of Price Allocation for Acquisition

The purchase price allocation resulted in the following amounts being allocated to the assets acquired and liabilities assumed at the closing date of the acquisition based upon their respective fair values as summarized below:

Accounts receivable	$37,908
Developed technology	917,762
Accounts payable	(53,494)
Unearned revenue	(86,887)
Net assets acquired	$815,289

The purchase price allocation resulted in the following amounts being allocated to the assets acquired and liabilities assumed at the closing date of the acquisition based upon their respective fair values as summarized below:

Accounts receivable	$37,908
Developed technology	917,762
Accounts payable	(53,494)
Unearned revenue	(86,887)
Net assets acquired	$815,289

College Spun Media Incorporated [Member]
Business Acquisition [Line Items]
Summary of Price Allocation for Acquisition

The preliminary purchase price allocation resulted in the following amounts being allocated to the assets acquired and liabilities assumed at the closing date of the acquisition based upon their respective fair values as summarized below:

Cash	$3,772,944
Accounts receivable	1,833,323
Other current assets	4,567
Goodwill	6,722,495
Accrued expenses	(1,500)
Deferred tax liabilities	(596,827)
Net assets acquired	$11,735,002

The Street Inc [Member]
Business Acquisition [Line Items]
Summary of Price Allocation for Acquisition

The purchase price allocation resulted in the following amounts being allocated to the assets acquired and liabilities assumed at the closing date of the acquisition based upon their respective fair values as summarized below:

Accounts receivable	$1,586,031
Prepaid expenses	1,697,347
Restricted cash	500,000
Other current assets	53,001
Other long-term assets	689,512
Property and equipment	718,475
Operating right-of-use assets	1,395,474
Developed technology	4,388,104
Trade name	2,580,000
Subscriber relationships	2,150,000
Advertiser relationships	2,240,000
Database	1,140,000
Goodwill	8,815,090
Accounts payable	(1,313,223)
Accrued expenses	(1,129,009)
Other current liabilities	(373,836)
Unearned revenues	(6,242,335)
Operating lease liabilities	(2,394,631)
Net assets acquired	$16,500,000

Authentic Brands Group [Member]
Business Acquisition [Line Items]
Summary of Price Allocation for Acquisition

In accordance with the above guidance, the fair value of the assets acquired and liabilities assumed at the effective date of the acquisition based upon their respective fair values are summarized below:

Accounts receivable	$337,481
Prepaid expenses	1,534,922
Subscriber relationships	71,308,799
Other current liabilities	(632,056)
Unearned revenues	(47,249,470)
Subscription refund liability	(5,427,523)
Deferred tax liabilities	(19,541,127)
Net assets acquired	$331,026